Quarterly Financial Data (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2011 Aircraft And Gates [Member]
Quarterly Financial Data [Line Items]
Severance Related Charges and Write Off of Leasehold Improvements	$ 361	$ 211	$ 106
Benefit from Settlement of Commercial Dispute	280
Non Recurring Charges Under Sale Leaseback Transaction						31
Restructuring charges and special items				768
Impairment charge				725	713
Revenue reduction as a result of changes in assumptions				$ 43